Supplement to

THE CALVERT FUND

Calvert Short-Term Government Fund
Calvert High Yield Bond Fund

Class A, Class B, Class C and Class Y Prospectus dated January 31, 2009

Date of Supplement: September 18, 2009

At a special meeting held on August 21, 2009, the shareholders of Calvert Short-Term Government Fund and Calvert High Yield Bond Fund, both series of Summit Mutual Funds, Inc., a Maryland corporation (each, a "Merging Fund"), approved the respective reorganizations of the Merging Funds into identical and newly created series of The Calvert Fund, a Massachusetts business trust. Each reorganization was consummated on September 18, 2009.

Each new series has the same investment objective, policies, strategies and management as the corresponding Merging Fund. Furthermore, each new series has adopted the corresponding Merging Fund's accounting history, including historical fund performance, as its own.

In the second paragraph under the section "Calvert Short-Term Government Fund Performance" on page 39, delete the first sentence and replace with the following:

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert Short-Term Government Fund"), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert Short-Term Government Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert Short-Term Government Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert Short-Term Government Fund, reflect the performance of Class I shares of SMF Calvert Short-Term Government Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

In the first paragraph under the section "Calvert High Yield Bond Fund Performance" on page 46, delete the sixth sentence and replace with the following:

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert High Yield Bond Fund"), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A.